EDWARD JONES MONEY MARKET FUND

(the “Fund”)

Supplement dated February 5, 2026

to the

Statement of Additional Information (the “SAI”)

dated July 1, 2025, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective December 31, 2025, David D. Sylvester retired from his service as a member of the Board of Trustees of the Fund (the “Board”).

Accordingly, all references to Mr. Sylvester as a member of the Board throughout the SAI are hereby removed as of the effective date of his retirement.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE